Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
MATTHEW 25 FUND
Average Annual Return [Line Items]
Average Annual Return, Percent	24.11%	15.55%	10.91%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.63%	13.63%